Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2014	7,929,581
Beginning balance, value at Dec. 31, 2014	$ 792	$ 2,244,829	$ (2,472,855)	$ (227,234)
Net loss			(306,957)	(306,957)
Ending balance, shares at Dec. 31, 2015	7,929,581
Ending balance, value at Dec. 31, 2015	$ 792	2,244,829	(2,779,812)	(534,191)
Net loss			(226,645)	(226,645)
Ending balance, shares at Dec. 31, 2016	7,929,581
Ending balance, value at Dec. 31, 2016	$ 792	$ 2,244,829	$ (3,006,457)	(760,836)
Net loss				(12,839)
Ending balance, value at Jun. 30, 2017				$ (810,342)